SCHEDULE OF CONCENTRATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Revenue	$ 539,474	$ 521,241	$ 895,978
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenue	$ 208,531	$ 134,551	$ 147,268
Concentration risk percentage	39.00%	26.00%	16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenue	$ 112,528
Concentration risk percentage	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenue	$ 89,172
Concentration risk percentage	16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenue	$ 19,464	$ 194,598	$ 264,686
Concentration risk percentage	4.00%	37.00%	30.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenue	$ 28,031		$ 142,807
Concentration risk percentage	5.00%		16.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenue		$ 75,562	$ 121,509
Concentration risk percentage		14.00%	14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Revenue	$ 457,726	$ 404,711	$ 676,270
Concentration risk percentage	85.00%	77.00%	76.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Revenue	$ 87,270	$ 112,285	$ 205,573
Concentration risk percentage	37.00%	37.00%	46.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Revenue	$ 27,872	$ 36,047	$ 59,604
Concentration risk percentage	12.00%	12.00%	13.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Revenue	$ 33,585
Concentration risk percentage	14.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Revenue	$ 26,448
Concentration risk percentage	11.00%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Revenue	$ 175,175	$ 148,332	$ 265,177
Concentration risk percentage	74.00%	49.00%	59.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	83.00%	73.00%
Accounts receivable	$ 176,534	$ 121,524
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	17.00%
Accounts receivable	$ 1,397	$ 29,412
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%
Accounts receivable	$ 24,344
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	95.00%	90.00%
Accounts receivable	$ 202,275	$ 150,936
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Accounts payable	$ 34,190	$ 31,349
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	51.00%	57.00%
Accounts payable	$ 17,559	$ 17,812
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	39.00%	43.00%
Accounts payable	$ 13,345	$ 13,537
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%
Accounts payable	$ 3,286